Share Capital - Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year	Dec. 31, 2019 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	1.99	1.97
Stock based compensation expense	$ 16,000,000	$ (2,000,000)
Weighted average fair value (in CAD per option)	$ 0.87	0.25
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	5
Liabilities from share-based payment transactions	$ 13,000,000	4,000,000
Stock based compensation expense	9,000,000	(6,000,000)
Stock option exercisable, intrinsic value	9,000,000
Weighted average fair value (in CAD per option)	$ 0.36	$ 2.34